Postemployment benefit plans (Details) (USD $)	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010 U.S. Pension Benefits	Aug. 31, 2010 U.S. Pension Benefits	Dec. 31, 2009 U.S. Pension Benefits US Separation Programs	Dec. 31, 2009 Non-U.S. Pension Benefits Non-U.S. Separation Programs	Mar. 31, 2009 Other Postretirement Benefits Y	Dec. 31, 2009 Other Postretirement Benefits Y	Dec. 31, 2011 Other Postretirement Benefits	Dec. 31, 2010 Other Postretirement Benefits	Dec. 31, 2009 Other Postretirement Benefits US Separation Programs	Dec. 31, 2009 Other Postretirement Benefits Non-U.S. Separation Programs
Defined Benefit Plan Disclosure
Net Curtailment losses for defined benefit pension and other postretirement plans			$ 127,000,000						$ 55,000,000	$ 1,000,000
Settlement losses for defined benefit pension and other postretirement plans				34,000,000
Early retirement pension benefit costs			6,000,000	2,000,000
Amendments to Pension and Other Postretirement Benefit Plans
Increase (decrease) in post employment benefit liability due to plan remeasurement		1,320,000,000			(432,000,000)	(101,000,000)
Increase (decrease) in accumulated other comprehensive income	(831,000,000)				272,000,000	64,000,000
Curtailment losses due to pension plan amendment	28,000,000
Reduction in other postretirement benefits expense due to plan amendment						$ 60,000,000	$ 110,000,000	$ 110,000,000
Minimum age of retirees that will be impacted by plan amendment (in years)					65	65
Period over which decrease in liability for postretirement benefits will be amortized into earnings (in years)					7 years	7 years